Document and Entity Information - shares	6 Months Ended
	Jul. 31, 2016	Aug. 31, 2016
Document And Entity Information
Entity Registrant Name	BioPharmX Corp
Entity Central Index Key	0001504167
Document Type	S-1/A
Document Period End Date	Jul. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--01-31
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		31,175,582
Document Fiscal Year Focus	2017